Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income
Loans, including fees	$ 16,362	$ 15,406
Taxable securities	1,933	2,377
Tax exempt securities	1,374	1,486
FHLB stock	116	99
Other interest income	47	23
Total interest and dividend income	19,832	19,391
Interest expense
Deposits	2,862	3,916
Federal Home Loan Bank advances	1,209	1,467
Subordinated debentures	282	281
FDIC guaranteed unsecured borrowings	37	201
Federal funds purchased and other short-term borrowings	2	6
Total interest expense	4,392	5,871
Net interest income	15,440	13,520
Provision for loan losses	1,037	1,137
Net interest income after provision for loan losses	14,403	12,383
Noninterest income
Service charges on deposits	453	530
ATM and debit card fees	413	391
Earnings on life insurance, net	387	397
Net gains on mortgage banking activities	1,234	676
Loan servicing fees, net	(26)	26
Net gains on securities	378	627
Net losses on sales of other assets	(311)	(374)
Other income	632	374
Total noninterest income	3,160	2,647
Noninterest expense
Salaries and employee benefits	6,642	6,103
Occupancy and equipment	1,825	1,789
Data processing	525	445
Advertising	231	219
Bank examination fees	433	479
Amortization of intangibles	111	201
Collection and other real estate owned	204	153
FDIC insurance	336	410
Other expenses	1,475	1,253
Total noninterest expense	11,782	11,052
Income before income taxes	5,781	3,978
Income tax expense	1,496	736
Net income	$ 4,285	$ 3,242
Earnings per share (Note 21):
Basic	$ 0.72	$ 0.55
Diluted	$ 0.72	$ 0.55